PROVISION FOR POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
PROVISION FOR POST-EMPLOYMENT BENEFITS
Schedule of provision for post-employment benefits

	As of December 31,
	2019	2018
Provision for post-employment benefits	$—	$27,632

Schedule of reconciliation on present value of Defined Benefit Obligation and Plan Assets

	As of December 31,
	2019	2018
Present Value of Defined Benefit Obligation (DBO) and Fair Value of Plan Assets
Present Value of DBO, at the Beginning of Year	$264,253	$351,977
Current service cost	75,695	75,214
Interest cost on the DBO	16,188	17,607
Employee benefits are already noted for quit employees	—	(138,617)
Exchange rate impact	12,805	(21,572)
Present Value of DBO, (expected) at the End of Year	368,941	284,609
Actuarial gain on DBO	(4,179)	(20,356)
Present Value of DBO, (actual) at the End of Year	$364,762	$264,253

Fair Value of Plan Assets at the Beginning of Year	$236,621	$—
Interest income on Plan Assets	14,496	7,920
Company contribution to Plan Assets	105,052	248,165
Exchange rate impact	12,223	(19,464)
Fair Value of Plan Assets, (expected) at the End of Year	368,392	236,621
Actuarial gain or loss on Plan Assets	6,528	—
Fair Value of Plan Assets, (actual) at the End of Year	$374,920	$236,621

The effect of asset ceiling	(10,158)	—

Provision for post-employment benefits	$—	$27,632

Schedule of key information for the recalculation of employee benefits obligations

	As of December 31,
	2019	2018
Liabilities at the Beginning of Year	$27,632	$351,977
Post-employment benefits costs	77,388	379,569
Actuarial gain on liabilities	(549)	(20,356)
Company contribution	(105,052)	(248,165)
Employee benefits paid	—	(433,286)
Exchange rate impact	581	(2,107)
Liabilities at the End of Year	$—	$27,632